ANNUAL REPORT

                                       MDL
                               BROAD MARKET FIXED
                                   INCOME FUND

                                       MDL

                                OCTOBER 31, 2002

THE MDL FUNDS

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Annual Report to Shareholders ...........................................  1
Manager Comments ........................................................  2
Statement of Net Assets .................................................  3
Statement of Operations .................................................  4
Statements of Changes in Net Assets .....................................  5
Financial Highlights ....................................................  6
Notes to the Financial Statements .......................................  7
Report of Independent Public Accountants ................................ 11
Trustees and Officers of the MDL Funds .................................. 12
Notice to Shareholders .................................................. 20
--------------------------------------------------------------------------------

ANNUAL REPORT TO SHAREHOLDERS
FISCAL YEAR END: OCTOBER 31, 2002

During times of uncertainty and confusion, discipline and the ability to focus are crucial. Economic and financial market unpredictability has forced many money managers to stray, opening the doors to disaster.

At MDL, we embrace discipline and we extol focus. One key ingredient in MDL's consistent performance is our discipline to question our own economic assumptions and to confront financial market dogma. Another is our Investment Policy Committee's (IPC) collective willingness to focus on the numbers behind the economic headlines, and to intelligently draw conclusions. Every day we challenge ourselves to fine-tune our processes, making adjustments whenever necessary. No, we do not have a crystal ball or magical black box mysteriously guiding and directing our portfolio management decisions. Rather, through the diverse, rich backgrounds and industrious work of our IPC members, we plough beneath the surface of economic data to forge strategic investment decisions.

Looking ahead, it is critically important for us to constantly assess, evaluate and modify our methodologies, making sure the fundamental concepts of discipline and focus enable us to provide you with above benchmark and peer group performance. We will continue to demand that critical questions be asked and answered; allowing us to navigate economic storms and help you reach your goals. In these troubled economic times adhering to a simple equation allows us to remain viable and strong. DISCIPLINE + FOCUS = SUCCESS

BROAD MARKET FIXED INCOME FUND
MANAGER COMMENTS OCTOBER 31, 2002

As we gradually emerge from the financial turmoil of the past 12 months we can evaluate market performance and conclude, once again, that investors remained strongly fixated on the simmering bond market. Retail and institutional investors also held fast to the fixed income market, continuing to prefer U.S. Treasuries. As the year unfolded investors continued to look for answers to the pivotal questions, "What Is Going On With The U.S. Economy?" The economic data derived from third quarter activity showed the economy expanding, although at a sluggish 3%, as indicated by the Gross Domestic Product (GDP). The Consumer Price Index (CPI) also continued to gradually rise, at a rate of approximately 2.7% (year-to-date and seasonally adjusted). The flurry of investors in the fixed income market appears to be disregarding the economic basics, choosing to speculate in treasuries as a hedge, as they cautiously wait for the equities markets to spring back to life.

As a diligent manager, MDL strongly feels it is financially and economically wise to continue our bias toward the high-quality, shorter-duration treasuries-giving our clients the ability to minimize loss once interest rates begin to rebound. We believe that the fourth quarter will bring on-going volatility in the bond market, providing continued opportunity for MDL to significantly out-perform our benchmarks and furrow new financial ground in the year 2003.

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
    MDL BROAD MARKET FIXED INCOME FUND VERSUS THE LEHMAN AGGREGATE BOND INDEX

----------------------------------------------
                Total Return(1)
----------------------------------------------
           Annualized  Annualized   Annualized
  One-Year   3 Year      5 Year     Inception
   Return    Return      Return      to Date
----------------------------------------------
    2.82%     8.82%       6.44%       6.44%
----------------------------------------------

[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA POINTS FOLLOWS:

           MDL Broad Market          Lehman Aggregate
           Fixed Income Fund            Bond Index
10/31/97 (2)        $10,000                  $10,000
10/31/98             10,910                   10,932
10/31/99             10,605                   10,990
10/31/00             11,361                   11,792
10/31/01             13,291                   13,509
10/31/02             13,666                   14,305

(1) These figures represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(2) The MDL Broad Market Fixed Income Fund commenced operations on October 31, 1997.

STATEMENT OF NET ASSETS
October 31, 2002

                                      Face       Market
MDL BROAD MARKET                     Amount       Value
FIXED INCOME FUND                     (000)       (000)
-------------------------------------------------------
U.S. TREASURY OBLIGATIONS (45.1%)
   U.S. Treasury Notes
        6.500%, 05/15/05            $ 1,645     $ 1,831
        6.000%, 08/15/09                775         896
        4.750%, 11/15/08              2,000       2,172
        4.375%, 05/15/07              1,400       1,501
        3.250%, 08/15/07             13,000      13,299
                                                -------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $19,096)                                19,699
                                                -------

U.S. GOVERNMENT AGENCY OBLIGATION (0.1%)
   FHLMC CMO, Ser 1410, Cl C
        6.000%, 09/15/22                 27          28
                                                -------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
   (Cost $27)                                        28
                                                -------

U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS (35.4%)
   FHLMC
        4.750%, 10/11/12                800         785
   FNMA
        7.000%, 01/01/31              1,044       1,091
        7.000%, 07/01/31                183         191
        6.500%, 11/01/28                562         583
        6.500%, 06/01/30                 16          17
        6.500%, 07/01/31                 50          52
        6.500%, 10/01/31              1,104       1,144
        6.500%, 02/01/32                899         932
        6.000%, 02/01/32                953         981
   GNMA
        7.500%, 06/15/28                 34          36
        7.500%, 09/15/29                676         719
        7.500%, 11/15/29                 45          48
        7.500%, 04/15/30                 69          74
        7.500%, 03/15/31                 98         104
        6.500%, 01/15/26                124         129
        6.500%, 04/15/26                 88          92
        6.500%, 12/15/27                 26          27
        6.500%, 06/15/28                175         183
        6.500%, 10/15/28                160         168
        6.500%, 04/15/29                168         175
        6.500%, 12/15/30              1,794       1,872
        6.500%, 07/15/31                141         147
        6.500%, 01/15/32                910         948
        6.500%, 03/15/32              1,116       1,164
        6.000%, 10/15/31                463         480
        6.000%, 01/15/32                777         805
        6.000%, 02/15/32              2,450       2,538
                                                -------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS
   (Cost $14,860)                                15,485
                                                -------


                                      Face       Market
                                     Amount       Value
                                     (000)       (000)
-------------------------------------------------------
ASSET-BACKED SECURITY (2.3%)
   American Express Credit Account
        Master Trust, Ser 1999-A1
        5.600%, 11/15/06             $  950     $ 1,001
                                                -------
TOTAL ASSET-BACKED SECURITY
   (Cost $949)                                    1,001
                                                -------
CORPORATE OBLIGATIONS (9.0%)
   Citigroup
        6.500%, 01/18/11                650         715
   General Electric Capital
        5.000%, 06/15/07                830         869
   JPMorgan Chase
        6.750%, 02/01/11                650         702
   Kraft Foods
        5.250%, 06/01/07              1,279       1,376
   Pacific Bell
        6.875%, 08/15/06                250         276
                                                -------
TOTAL CORPORATE OBLIGATIONS
   (Cost $3,780)                                  3,938
                                                -------
REPURCHASE AGREEMENT (7.4%)
   Morgan Stanley Dean Witter
        1.500%, dated 10/31/02, matures
        11/01/02, repurchase price
        $3,216,358 (collateralized by
        U.S. Treasury Obligations,
        market value $3,280,660)      3,216       3,216
                                                -------
TOTAL REPURCHASE AGREEMENT
   (Cost $3,216)                                  3,216
                                                -------
TOTAL INVESTMENTS (99.3%)
   (Cost $41,928)                                43,367
                                                -------
OTHER ASSETS AND LIABILITIES (0.7%)
   Investment Advisory Fees Payable                 (11)
   Administrative Fees Payable                       (7)
   Other Assets and Liabilities                     345
                                                -------
TOTAL OTHER ASSETS AND LIABILITIES, NET             327
                                                =======
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 4,066,992 outstanding
     shares of beneficial interest               42,008
   Undistributed net investment income                1
   Accumulated Net Realized Gain
     on Investments                                 246
   Net Unrealized Appreciation
     on Investments                               1,439
                                                -------
TOTAL NET ASSETS (100.0%)                       $43,694
                                                =======
   Net Asset Value, Offering and Redemption
     Price Per Share                            $ 10.74
                                                =======
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
SER -- SERIES

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
For the Year Ended October 31, 2002

                                                                   MDL BROAD
                                                                  MARKET FIXED
                                                                  INCOME FUND
--------------------------------------------------------------------------------

Investment Income:
   Interest ........................................................... $1,863
--------------------------------------------------------------------------------
     Total Investment Income...........................................  1,863
--------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ...........................................    174
   Administrative Fees  ...............................................     80
   Professional Fees ..................................................     74
   Transfer Agent Fees ................................................     39
   Printing Fees ......................................................     21
   Registration and Filing Fees .......................................     14
   Trustee Fees .......................................................      9
   Custodian Fees .....................................................      8
   Organizational Costs ...............................................      2
   Insurance and Other Fees ...........................................      7
--------------------------------------------------------------------------------
   Total Expenses......................................................    428
--------------------------------------------------------------------------------
   Less: Investment Advisory Fees Waived ..............................    (66)
   Less: Directed Brokerage Fees ......................................    (14)
--------------------------------------------------------------------------------
   Net Expenses........................................................    348
--------------------------------------------------------------------------------
       Net Investment Income...........................................  1,515
--------------------------------------------------------------------------------
   Net Realized Gain from Securities Sold .............................    246
   Net Change in Unrealized Appreciation on Investment Securities .....      3
--------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments ..................    249
--------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting From Operations ............... $1,764
================================================================================




    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (000)
For the Years Ended October 31,

                                                                                                  MDL BROAD
                                                                                                MARKET FIXED
                                                                                                 INCOME FUND
                                                                                             -----------------
                                                                                               2002      2001
----------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income...............................................................      $ 1,515   $ 1,204
   Net Realized Gain from Securities Sold ..............................................         246     1,147
   Net Change in Unrealized Appreciation on Investment Securities .....................            3     1,543
----------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting From Operations................................        1,764     3,894
----------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ..............................................................       (1,514)   (1,204)
   Realized Capital Gains .............................................................         (473)       --
----------------------------------------------------------------------------------------------------------------
   Total Distributions.................................................................       (1,987)   (1,204)
----------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Shares Issued ......................................................................       22,393     3,690*
   Shares Issued in Lieu of Cash Distributions ........................................        1,987     1,204
   Shares Redeemed ....................................................................       (7,186)   (4,454)
----------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived From Capital Share Transactions .....................       17,194       440
----------------------------------------------------------------------------------------------------------------
   Total Increase in Net Assets .......................................................       16,971     3,130
----------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ................................................................       26,723    23,593
----------------------------------------------------------------------------------------------------------------
   End of Period ......................................................................      $43,694   $26,723
----------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Issued .............................................................................        2,147       402*
   Issued in Lieu of Cash Distributions ...............................................          190       116
   Redeemed ...........................................................................         (686)     (479)
----------------------------------------------------------------------------------------------------------------
   Net Increase in Shares .............................................................        1,651        39
================================================================================================================

*Includes in-kind purchases (See Note 8).
Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Period

For the Years Ended October 31,






          Net                                                                  Net
         Asset                 Realized and   Distributions  Distributions    Asset
         Value,       Net       Unrealized      from Net         from         Value,
       Beginning   Investment   Gain (Loss)   Investment        Capital        End      Total
       of Period     Income    on Securities    Income           Gains      of Period  Return+
       ---------   ----------  -------------  -------------  -------------  ---------  -------

----------------------------------
MDL BROAD MARKET FIXED INCOME FUND
----------------------------------
2002(1)  $11.06     $0.41         $(0.13)       $(0.41)        $(0.19)       $10.74     2.82%
2001(2)    9.93      0.51           1.13         (0.51)            --         11.06    16.99
2000       9.76      0.50           0.17         (0.50)            --          9.93     7.13
1999      10.48      0.44          (0.73)        (0.43)            --          9.76    (2.80)
1998(3)   10.00      0.41           0.48         (0.41)            --         10.48     9.10





                                                                       Ratio
                                                                       of Net
                                                     Ratio           Investment
                                                   of Expenses      Income (Loss)
                                     Ratio         to Average        to Average
               Net                   of Net        Net Assets        Net Assets
             Assets,    Ratio      Investment      (Excluding        (Excluding
               End    of Expenses    Income     Waivers, Directed  Waivers, Directed  Portfolio
           of Period  to Average    to Average   Brokerage and       Brokerage and      Turnover
              (000)   Net Assets    Net Assets  Reimbursements)     Reimbursements)      Rate
           ---------  -----------  -----------  -----------------  -----------------  ----------

----------------------------------
MDL BROAD MARKET FIXED INCOME FUND
----------------------------------
2002(1)     $43,694     0.90%         3.91%           1.10%             3.71%          117.97%
2001(2)      26,723     0.90          4.90            1.23              4.57           183.72
2000         23,593     0.90          5.11            1.21              4.80           168.42
1999         20,792     0.90          4.40            1.50              3.80           198.83
1998(3)       5,411     0.90          4.38           11.24             (5.96)           72.82


Amounts designated as "--" are either $0 or have been rounded to $0.

+ Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) The amount shown for a share outstanding throughout the period does not accord with the aggregate net gain on investments for the period because of the sales and repurchase of fund shares in relation to fluctuating market value of the Invesments of the Fund.
(2) The information set forth in this table for the periods prior to February 28, 2001, is the financial data of the MDL Broad Market Fixed Income Fund, a series of The Advisors' Inner Circle Fund (See Note 1).
(3)  The Fund commenced operations on October 31, 1997.


    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 2002

1.  ORGANIZATION:

THE MDL FUNDS (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated October 27, 2000. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The financial statements herein are those of the MDL Broad Market Fixed Income Fund (the "Fund"). The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

On November 13, 2000, the Trustees of The Advisors' Inner Circle Fund voted to approve a tax-free reorganization of the MDL Broad Market Fixed Income Fund (the "Advisors' Inner Circle MDL Portfolios") into a newly formed trust (the "MDL Funds") through a transfer of all assets and liabilities of the Advisors' Inner Circle MDL Portfolios to the MDL Funds. The reorganization took place on February 28, 2001.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund which are in conformity with accounting principles generally accepted in the United States of America.

     SECURITY VALUATION -- Investments in equity securities which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Securities for which market quotations are not readily available, of which there are none as of October 31, 2002, are valued at fair value as determined in good faith by, or in accordance with procedures approved by the Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Fund are accreted and amortized to maturity using the effective interest method.

     NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid monthly for the Fund. Any net realized capital gains are distributed to shareholders at least annually.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabil-

October 31, 2002


     ities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Fund implemented the provision of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on November 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.

3.  ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:

In April 1998, the AICPA issued Statement of Position "SOP" No. 98-5, "Reporting on the Costs of Start-Up Activities." This SOP provides guidance on the financial reporting of start-up costs and organization costs and requires costs of start-up activities and organization costs to be expensed as incurred. Investment companies that began operations prior to June 30, 1998 can adopt the SOP prospectively. Therefore, previously capitalized costs will continue to be amortized over a period of sixty months. Any future start-up organization costs will be expensed as incurred.

In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. At October 31, 2002 the previously capitalized organizational costs were fully amortized.

Certain officers of the Trust are also officers of SEI Investments Global Funds Services, (formerly SEI Investments Mutual Fund Services, the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Fund has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Fund. For its services, the Distributor received $1,101 for the year ended October 31, 2002.

4.  ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services for an annual fee equal to the higher of $80,000, or of 0.15% on the first $50 million of average daily net assets; 0.125% on the next $50 million of average net assets; and 0.10% on average net assets over $100 million of the Fund's average daily net assets.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Trust under a transfer agency agreement.

The Trust and Distributor are parties to a Distribution Agreement dated January 24, 2001. The Distributor receives no fees for its distribution services under this agreement.

5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and MDL Advisers, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated November 13, 2000 under which the Adviser receives an annual fee equal to 0.45% of the average daily net assets of the Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund to an annual rate of not more than 0.90% of the average daily net assets. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

The Fund has directed certain portfolio trades to brokers who paid a portion of its expenses. For the year ended October 31, 2002, the Fund's expenses were reduced by $13,627 under this arrangement.

NOTES TO FINANCIAL STATEMENTS
October 31, 2002


The effect of the Fund's expense ratio due to directed brokerage, as a percentage of the average net assets of the fund on an annualized basis, for the year ended October 31, 2002 was .04%.

6.  INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2002 are as follows
(000):

Purchases
     U.S. Government ........................ $52,662
     Other ..................................   4,170
Sales
     U.S. Government ........................  41,698
     Other ..................................   1,492

7.  FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provisions for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

These differences are primarily due to differing book and tax treatments of the timing of the recognition of gains and losses on investment transactions and a reclassification of distributions.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. There were no permanent book/tax differences as of October 31, 2002.

The tax character of dividends and distributions paid during the last two years was as follows (000):

                     ORDINARY    LONG-TERM
                      INCOME    CAPITAL GAIN   TOTAL
                     --------   ------------   ------
     2002             $1,912        $ 75       $1,987
     2001              1,204          --        1,204

As of October 31, 2002, the components of Distributable Earnings were as follows
(000):

Undistributed Ordinary Income ................ $  229
Undistributed Long-Term Capital Gain .........    144
Unrealized Appreciation ......................  1,439
Other Temporary Differences ..................   (126)
                                               ------
Total Distributable Earnings ................. $1,686
                                               ------

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at October 31, 2002, were as follows (000):

                                                NET
    FEDERAL     APPRECIATED    DEPRECIATED   UNREALIZED
   TAX COST     SECURITIES     SECURITIES   APPRECIATION
   --------     -----------    -----------  ------------
    $41,928       $1,448           $(9)        $1,439

8.  IN-KIND TRANSFERS:

In April 2001, the MDL Broad Market Fixed Income Fund issued 48,827 shares of beneficial interest in exchange for securities from an account managed by MDL Advisers, Inc. valued at $501,486.

NOTES TO FINANCIAL STATEMENTS (concluded)
October 31, 2002


9. CHANGE IN INDEPENDENT AUDITOR (UNAUDITED):

In December 2001, Arthur Andersen LLP ("Arthur Andersen") was dismissed as independent auditor for the Fund. Deloitte & Touche LLP ("Deloitte & Touche") was selected as the Fund's independent auditor. The Fund's selection of Deloitte & Touche as its independent auditor was recommended by the Fund's audit committee and was approved by the Fund's Board of Trustees.

The reports on the financial statements audited by Arthur Andersen for the year ended October 31, 2001, for the Fund did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and Arthur Andersen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Arthur Andersen would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such year.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of MDL Broad Market Fixed Income

We have audited the accompanying statement of net assets of MDL Broad Market Fixed Income Fund (the "Fund"), as of October 31, 2002, and the related statement of operations, statements of changes in net assets, and the financial highlights for the year ended October 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit. The financial statements as of and for the year ended October 31, 2001 and the financial highlights for the four periods ended October 31, 2001, were audited by other auditors whose report, dated December 14, 2001, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers, and where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the years then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York

December 13, 2002

TRUSTEES AND OFFICERS OF THE MDL FUNDS (UNAUDITED)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.


                                                                                         TERM OF
                                              POSITION(S)                               OFFICE AND
                                               HELD WITH                                LENGTH OF
NAME, ADDRESS (1), AGE                         THE TRUST                              TIME SERVED (2)
---------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY                                  Trustee                               (Since 1993)
75 yrs. old
---------------------------------------------------------------------------------------------------------------
ROBERTA. PATTERSON                              Trustee                               (Since 1993)
75 yrs. old





---------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS                                Trustee                               (Since 1993)
73 yrs. old






---------------------------------------------------------------------------------------------------------------
JAMES M. STOREY                                 Trustee                               (Since 1994)
71 yrs. old






---------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

                                                                       NUMBER OF
                                                                      PORTFOLIOS
                                                                  IN MDL FUNDS TRUST
                                 PRINCIPAL OCCUPATION(S)           OVERSEEN BY BOARD          OTHER DIRECTORSHIPS
NAME, ADDRESS (1), AGE            DURING PAST 5 YEARS                  MEMBER              HELD BY BOARD MEMBER (3)
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY          Vice Chairman of Ameritrust Texas N.A.,            1          Trustee of The Arbor Funds, The Advisors'
75 yrs. old             1989-1992, and MTrust Corp., 1985-1989.                       Inner Circle Fund and The Expedition Funds.
----------------------------------------------------------------------------------------------------------------------------------
ROBERTA. PATTERSON      Pennsylvania State University, Senior Vice         1          Member and Treasurer, Board of Trustees
75 yrs. old             President, Treasurer (Emeritus); Financial                    of Grove City College. Trustee of The Arbor
                        and Investment Consultant, Professor of                       Funds, The Advisors' Inner Circle Fund, and
                        Transportation since 1984; Vice President-                    The Expedition Funds.
                        Investments, Treasurer, Senior Vice President
                        (Emeritus), 1982-1984. Director,
                        Pennsylvania Research Corp.
----------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS        Private investor from 1987 to present. Vice        1          Trustee of The Arbor Funds, The Advisors'
73 yrs. old             President and Chief Financial officer, Western                Inner Circle Fund, and The Expedition Funds.
                        Company of North America (petroleum ser-
                        vice company), 1980-1986. President of Gene
                        Peters and Associates (import company),
                        1978-1980. President and Chief Executive
                        Officer of Jos. Schlitz Brewing Company
                        before 1978.
----------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY         Partner, Dechert Price & Rhoads, September         1          Trustee of The Arbor Funds, The Advisors'
71 yrs. old             1987-December 1993.                                           Inner Circle Fund, The Expedition Funds,
                                                                                      SEI Asset Allocation Trust, SEI Daily Income
                                                                                      Trust, SEI Index Funds, SEI Institutional
                                                                                      International Trust, SEI Institutional
                                                                                      Investments Trust, SEI Institutional Managed
                                                                                      Trust, SEIInsurance Products Trust, SEI
                                                                                      Liquid Asset Trust and SEI Tax Exempt Trust.
----------------------------------------------------------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE MDL FUNDS (UNAUDITED)



                                                                                        TERM OF
                                              POSITION(S)                              OFFICE AND
                                               HELD WITH                                LENGTH OF
NAME, ADDRESS (1), AGE                         THE TRUST                             TIME SERVED (2)
--------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------
GEORGE J. SULLIVAN, JR.                         Trustee                               (Since 1999)
60 yrs. old









--------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER                               Chairman                               (Since 1991)
56 yrs. old                                  of the Board
                                              of Trustees






--------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN                                Trustee                               (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
62 yrs. old





--------------------------------------------------------------------------------------------------------------------------


1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

                                                                      NUMBER OF
                                                                      PORTFOLIOS
                                                                  IN MDL FUNDS TRUST
                                PRINCIPAL OCCUPATION(S)            OVERSEEN BY BOARD     OTHER DIRECTORSHIPS
NAME, ADDRESS (1), AGE            DURING PAST 5 YEARS                   MEMBER         HELD BY BOARD MEMBER (3)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------
GEORGE J. SULLIVAN, JR.     Chief Executive Officer, Newfound                  1      Trustee, Navigator Securities Lending
60 yrs. old                 Consultants Inc. since April 1997. General                Trust, since 1995. Trustee of The Fulcrum
                            Partner, Teton Partners, L.P., June 1991-                 Trust. Trustee of The Arbor Funds, The
                            December 1996; Chief Financial Officer,                   Advisors' Inner Circle Fund, The Expedition
                            Nobel Partners, L.P., March 1991-December                 Funds, SEI Asset Allocation Trust, SEI
                            1996; Treasurer and Clerk, Peak Asset                     Daily Income Trust, SEI Index Funds,
                            Management, Inc., since 1991.                             SEI Institutional International Trust,
                                                                                      SEI Institutional Investments Trust, SEI
                                                                                      Institutional Managed Trust, SEI Insurance
                                                                                      Products Trust, SEI Liquid Asset Trust and
                                                                                      SEI Tax Exempt Trust.
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER            Currently performs various services on behalf      1      Trustee of The Arbor Funds, Bishop
56 yrs. old                 of SEI Investments for which Mr. Nesher is                Street Funds, The Expedition Funds, The
                            compensated. Executive Vice President of SEI              Advisors' Inner Circle Fund, SEI Asset
                            Investments, 1986-1994. Director and                      Allocation Trust, SEI Daily Income Trust, SEI
                            Executive Vice President of the Administrator             Index Funds, SEI Institutional International
                            and Distributor, 1981-1994.                               Trust, SEI Institutional Investments
                                                                                      Trust, SEI Institutional Managed Trust,
                                                                                      SEI Insurance Products Trust, SEI Liquid
                                                                                      Asset Trust and SEI Tax Exempt Trust.
-----------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN            Partner, Morgan, Lewis & Bockius LLP               1      Trustee of The Arbor Funds, The Advisors'
1701 Market Street,         (law firm), counsel to the Trust, SEI Investments,        Inner Circle Fund, The Expedition Funds,
Philadelphia, PA 19103      the Administrator and the Distributor. Director           SEI Asset Allocation Trust, SEI Daily
62 yrs. old                 of SEI Investments since 1974; Secretary of               Income Trust, SEI Index Funds, SEI
                            SEI Investments since 1978.                               Institutional International Trust, SEI
                                                                                      Institutional Investments Trust,
                                                                                      SEI Institutional Managed Trust, SEI
                                                                                      Insurance Products Trust, SEI Liquid
                                                                                      Asset Trust and SEI Tax Exempt Trust.
-----------------------------------------------------------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE MDL FUNDS (UNAUDITED)



                                                                                        TERM OF
                                              POSITION(S)                              OFFICE AND
                                               HELD WITH                                LENGTH OF
NAME, ADDRESS, AGE (1)                         THE TRUST                              TIME SERVED
-----------------------------------------------------------------------------------------------------
OFFICERS
--------
JAMES R. FOGGO                                 President                              (Since 2000)
38 yrs. old







-----------------------------------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA                   Controller and Chief                         (Since 2001)
33 yrs. old                                Financial Officer

-----------------------------------------------------------------------------------------------------
SHERRY K. VETTERLEIN                 Vice President and Secretary                     (Since 2001)
40 yrs. old




-----------------------------------------------------------------------------------------------------
TODD B. CIPPERMAN               Vice President and Assistant Secretary                (Since 1995)
36 yrs. old




-----------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

                                                                    NUMBER OF
                                                                    PORTFOLIOS
                                                                IN MDL FUNDS TRUST
                              PRINCIPAL OCCUPATION(S)            OVERSEEN BY BOARD                 OTHER DIRECTORSHIPS
NAME, ADDRESS (1), AGE          DURING PAST 5 YEARS                   MEMBER                     HELD BY BOARD MEMBER (3)
---------------------------------------------------------------------------------------------------------------------------
OFFICERS

JAMES R. FOGGO            Vice President and Assistant Secretary            N/A                            N/A
38 yrs. old               of SEI Investments since 1998; Vice
                          President and Assistant Secretary of
                          SEI Investments Global Funds Services
                          and SEI Investments Distribution Co.
                          since 1999; Associate, Paul, Weiss,
                          Rifkind, Wharton & Garrison (law firm),
                          1998; Associate, Baker & McKenzie
                          (law firm), from 1995-1998.
---------------------------------------------------------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA    Director, SEI Funds Accounting since              N/A                            N/A
33 yrs. old               November 1999; Audit Manager, Ernst
                          & Young LLP from 1991-1999.
---------------------------------------------------------------------------------------------------------------------------
SHERRY K. VETTERLEIN      Vice President and Assistant Secretary of         N/A                            N/A
40 yrs. old               SEI Investments Global Funds Services and
                          SEI Investments Distribution Co. since
                          January 2001; Shareholder/Partner,
                          Buchanan Ingersoll Professional Corporation
                          from 1992-2000.
---------------------------------------------------------------------------------------------------------------------------
TODD B. CIPPERMAN         Senior Vice President and General Counsel         N/A                            N/A
36 yrs. old               of SEI Investments; Senior Vice President,
                          General Counsel and Secretary of SEI
                          Investments Global Funds Services and
                          SEI Investments Distribution Co. since 2000;
                          Vice President and Assistant Secretary of SEI
                          Investments, SEI Global Funds Services and
                          SEI Investments Distribution Co. from
                          1999-2000; Associate, Dewey Ballantine
                          (law firm) from 1994-1995.
---------------------------------------------------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE MDL FUNDS (UNAUDITED)



                                                                                        TERM OF
                                              POSITION(S)                              OFFICE AND
                                               HELD WITH                                LENGTH OF
NAME, ADDRESS, AGE (1)                         THE TRUST                              TIME SERVED
-------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
LYDIA A. GAVALIS                          Vice President and                          (Since 1998)
38 yrs. old                               Assistant Secretary




-------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO                       Assistant Vice President                       (Since 2000)
34 yrs. old                             and Assistant Secretary




-------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI                     Assistant Vice President                       (Since 2000)
34 yrs. old                                  and Secretary




-------------------------------------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH                   Vice President and                          (Since 2000)
42 yrs. old                               Assistant Secretary



-------------------------------------------------------------------------------------------------------
JOHN C. MUNCH                             Vice President and                          (Since 2001)
31 yrs. old                               Assistant Secretary




-------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

                                                                       NUMBER OF
                                                                       PORTFOLIOS
                                                                   IN MDL FUNDS TRUST
                                 PRINCIPAL OCCUPATION(S)            OVERSEEN BY BOARD                 OTHER DIRECTORSHIPS
NAME, ADDRESS (1), AGE             DURING PAST 5 YEARS                   MEMBER                     HELD BY BOARD MEMBER (3)
----------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
LYDIA A. GAVALIS             Vice President and Assistant Secretary            N/A                           N/A
38 yrs. old                  of SEI Investments, SEI Investments
                             Global Funds Services and SEI Investments
                             Distribution Co. since 1998; Assistant
                             General Counsel and Director of Arbitration,
                             Philadelphia Stock Exchange from 1989-1998.
----------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO             Vice President and Assistant Secretary of SEI     N/A                           N/A
34 yrs. old                  Investments Global Funds Services and SEI
                             Investments Distribution Co. since 1999;
                             Associate, Dechert (law firm) from 1997-1999;
                             Associate, Richter, Miller & Finn (law firm)
                             from 1994-1997.
----------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI           Vice President and Assistant Secretary of         N/A                           N/A
34 yrs. old                  SEI Investments Global Funds Services and
                             SEI Investments Distribution Co. since 2000;
                             Vice President, Merrill Lynch & Co. Asset
                             Management Group from 1998 - 2000; Associate
                             at Pepper Hamilton LLP from 1997-1998.
----------------------------------------------------------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH      Vice President and Assistant Secretary of SEI     N/A                           N/A
42 yrs. old                  Investments Global Funds Services and SEI
                             Investments Distribution Co. since 1999;
                             Associate at White and Williams LLP
                             from 1991-1999.
----------------------------------------------------------------------------------------------------------------------------
JOHN C. MUNCH                Vice President and Assistant Secretary of SEI     N/A                           N/A
31 yrs. old                  Investments Global Funds Services and SEI
                             Investments Distribution Co. since 2001;
                             Associate at Howard Rice Nemorvoski
                             Canady Falk & Rabkin from 1998-2001;
                             Associate at Seward & Kissel from 1996-1998.
----------------------------------------------------------------------------------------------------------------------------

                             NOTICE TO SHAREHOLDERS
                                       OF
                       MDL BROAD MARKET FIXED INCOME FUND
                                   (UNAUDITED)

For shareholders that do not have an October 31, 2002 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2002 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2002, the Fund is designating the following items with regard to distributions paid during the year.

          LONG TERM       LONG LONG TERM
         (20% RATE)         (18% RATE)         ORDINARY
        CAPITAL GAIN       CAPITAL GAIN         INCOME          TAX-EXEMPT            TOTAL          QUALIFYING
        DISTRIBUTIONS      DISTRIBUTIONS     DISTRIBUTIONS       INTEREST         DISTRIBUTIONS     DIVIDENDS(1)
        -------------     --------------     -------------      ----------        -------------     ------------
            3.82%             96.18%             0.00%             0.00%             100.00%            0.00%

------------
(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS".

                                      NOTES

     THE MDL FUNDS:
     MDL Broad Market Fixed Income Fund

     INVESTMENT ADVISER:
     MDL Advisers, Inc.

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Global Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP

     INDEPENDENT PUBLIC ACCOUNTANTS
     Deloitte & Touche LLP

     For information call: 1-877-MDL-FUND

     This information may be preceded or accompanied by a current prospectus for the fund described.

     MDL-AR-001-0200